      Croft Funds Corporation

Canton House, 300 Water Street

      Baltimore MD  21202

August 4, 2015

Securities & Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, D.C.  20549

Re:  Croft Funds Corporation

        File Nos. 33-81926 and 811-08652

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Croft Funds Corporation Post-Effective Amendment No. 33, which was filed with the Commission on July 31, 2015, and (ii) Post-Effective Amendment No. 33 has been filed electronically with the Commission.

Very truly yours,

/s/ Kent Croft

Kent Croft

President